RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value of Derivatives
Total net financial asset/(liability)	(831)	(1,047)
Foreign exchange contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(353)	371
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(112)	(932)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(381)	(498)
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	15	12
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	411	383
Long-term derivative assets, Total Gross Derivative Instruments	463	408
Current derivative liabilities, Total Gross Derivative Instruments	(667)	(1,075)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,038)	(763)
Total net financial asset/(liability)	(831)	(1,047)
Total Gross Derivative Instruments | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	99	230
Long-term derivative assets, Total Gross Derivative Instruments	95	315
Current derivative liabilities, Total Gross Derivative Instruments	(101)	(105)
Long-term derivative liabilities, Total Gross Derivative Instruments	(446)	(69)
Total net financial asset/(liability)	(353)	371
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	79	16
Long-term derivative assets, Total Gross Derivative Instruments	290	30
Current derivative liabilities, Total Gross Derivative Instruments	(373)	(673)
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(305)
Total net financial asset/(liability)	(112)	(932)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	222	128
Long-term derivative assets, Total Gross Derivative Instruments	74	60
Current derivative liabilities, Total Gross Derivative Instruments	(193)	(297)
Long-term derivative liabilities, Total Gross Derivative Instruments	(484)	(389)
Total net financial asset/(liability)	(381)	(498)
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	11	9
Long-term derivative assets, Total Gross Derivative Instruments	4	3
Total net financial asset/(liability)	15	12
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	3
Current derivative liabilities, Total Gross Derivative Instruments	(5)	(9)
Total net financial asset/(liability)	(2)	(6)
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	3
Current derivative liabilities, Total Gross Derivative Instruments	(5)	(9)
Total net financial asset/(liability)	(2)	(6)
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	286	262
Long-term derivative assets, Total Gross Derivative Instruments	449	399
Current derivative liabilities, Total Gross Derivative Instruments	(595)	(990)
Long-term derivative liabilities, Total Gross Derivative Instruments	(890)	(688)
Total net financial asset/(liability)	(750)	(1,017)
Level 2 | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	99	230
Long-term derivative assets, Total Gross Derivative Instruments	95	315
Current derivative liabilities, Total Gross Derivative Instruments	(101)	(105)
Long-term derivative liabilities, Total Gross Derivative Instruments	(446)	(69)
Total net financial asset/(liability)	(353)	371
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	79	16
Long-term derivative assets, Total Gross Derivative Instruments	290	30
Current derivative liabilities, Total Gross Derivative Instruments	(373)	(673)
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(305)
Total net financial asset/(liability)	(112)	(932)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	97	7
Long-term derivative assets, Total Gross Derivative Instruments	60	51
Current derivative liabilities, Total Gross Derivative Instruments	(121)	(212)
Long-term derivative liabilities, Total Gross Derivative Instruments	(336)	(314)
Total net financial asset/(liability)	(300)	(468)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	11	9
Long-term derivative assets, Total Gross Derivative Instruments	4	3
Total net financial asset/(liability)	15	12
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	122	118
Long-term derivative assets, Total Gross Derivative Instruments	14	9
Current derivative liabilities, Total Gross Derivative Instruments	(67)	(76)
Long-term derivative liabilities, Total Gross Derivative Instruments	(148)	(75)
Total net financial asset/(liability)	(79)	(24)
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	122	118
Long-term derivative assets, Total Gross Derivative Instruments	14	9
Current derivative liabilities, Total Gross Derivative Instruments	(67)	(76)
Long-term derivative liabilities, Total Gross Derivative Instruments	(148)	(75)
Total net financial asset/(liability)	(79)	(24)